Income Taxes - Summary of Allocation of Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income from continuing operations	$ (553)	$ 274	$ 198
Other comprehensive income	191	(5)
Total	$ (362)	$ 269	$ 198